Loan Payable - Additional Information (Detail) $ in Thousands		12 Months Ended
	Apr. 12, 2017 CAD ($)	Apr. 30, 2018 CAD ($)	Apr. 30, 2017 CAD ($)	Jun. 18, 2018 CAD ($)	May 01, 2018 CAD ($)	Apr. 30, 2018 USD ($)	Nov. 17, 2015 CAD ($)	Jul. 31, 2015 CAD ($)	Jul. 31, 2015 USD ($)
Loans and advances to banks repayable [line Items]
Secured loan		$ 1,334,000						$ 1,305,000	$ 1,000
Repayment of principal		1,213,000
Accrued interest		83,000	$ 536,000
Repayment on debt		1,524,000	$ 4,990,000
Bonds issued		$ 1,283,000				$ 1,000
Secured loan interest		8.00%
Bonds issued		$ 1,283,000
Private Placements [member]
Loans and advances to banks repayable [line Items]
Bonds issued				$ 3,000	$ 3,000		$ 4,500
Interest rate percentage of bonds				8.00%			8.00%
Early repayment of bonds in aggregate principal amount	$ 4,500,000